Subordinated liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
Subordinated liabilities

	Half year ended 30.06.26	Year ended 31.12.25
	£m	£m
Opening balance as at 1 January	45,239	41,875
Issuances	4,465	9,808
Redemptions	(6,239)	(5,665)
Other	(213)	(779)
Closing balance	43,252	45,239

Designated at fair value	605	587
Total subordinated liabilities	43,857	45,826